UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03725

Fidelity California Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Item 1.

Reports to Stockholders

Fidelity® California Municipal Income Fund

Semi-Annual Report
August 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
Revenue Sources (% of Fund's net assets)
Transportation	26.9
General Obligations	26.4
Health Care	12.8
Education	9.2
Special Tax	8.4
Others* (Individually Less Than 5%)	16.3
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 95.9%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 94.6%
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,138
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,900	2,851
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.) Series 1997 A, 6% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	485	491
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	3,000	2,907
Series 2021 A, 2%, tender 4/1/28 (b)	17,000	15,531
Series B, 2.85%, tender 4/1/25 (b)	6,740	6,641
Series H, 2.125%, tender 4/1/25 (b)	4,000	3,892
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/23	2,050	2,053
5% 10/1/24	2,000	2,041
5% 10/1/25	2,250	2,336
5% 10/1/26	2,250	2,386
5% 10/1/27	3,000	3,249
5% 10/1/28	3,000	3,316
5% 10/1/29	1,750	1,970
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/27	400	419
5% 6/1/28	420	446
5% 6/1/29	500	537
5% 6/1/30	300	326
5% 6/1/31	300	326
5% 6/1/32	250	272
5% 6/1/33	250	271
California Edl. Facilities Auth. Rev.:
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,723
(Santa Clara Univ. Proj.):
Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	8,236
Series 2017 C:
5% 4/1/30	650	706
5% 4/1/31	890	967
5% 4/1/33	1,245	1,347
Series 2018 A:
5% 10/1/34	760	815
5% 10/1/36	840	889
5% 10/1/38	620	650
5% 10/1/42	4,000	4,150
5% 10/1/46	6,235	6,405
Series 2021 A:
5% 4/1/29	400	439
5% 4/1/30	425	470
5% 4/1/31	460	515
California Gen. Oblig.:
Series 2002, 5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
Series 2004:
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
Series 2007:
5.625% 5/1/26	90	90
5.75% 5/1/30	90	90
Series 2020, 4% 11/1/39	4,955	5,013
Series 2021, 2.5% 12/1/49	1,350	880
Series 2022, 4% 9/1/42	10,000	10,000
California Health Facilities Fing. Auth. Rev.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,750	1,799
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	3,405	3,645
5% 11/15/36	5,000	5,325
5% 11/15/37	3,000	3,180
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	8,190	7,879
Series 2019 B, 5%, tender 10/1/27 (b)	7,700	8,058
Series 2016 A, 3% 10/1/41	500	379
Series 2017 A:
4% 11/1/38	5,475	5,464
5% 11/15/32	1,400	1,500
Series 2018 A, 5% 11/15/27	500	539
Series 2020 A:
4% 4/1/35	2,000	1,996
4% 4/1/49	14,510	12,772
California Hsg. Fin. Agcy.:
Series 2019 A, 4% 3/20/33	6,586	6,355
Series 2021 1, 3.5% 11/20/35	5,982	5,500
Series 2021 3A, 3.25% 8/20/36	1,946	1,736
Series 2023 A1, 4.375% 9/20/36	4,992	4,851
California Infrastructure & Econ. Dev. Series 2019:
5% 8/1/44	7,610	8,089
5% 8/1/49	11,000	11,599
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	9,855	8,454
Series 2020:
3% 7/1/50	5,500	3,841
4% 7/1/50	7,125	6,579
California Muni. Fin. Auth.:
(Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	2,937
5% 6/1/33	2,320	2,476
5% 6/1/34	5,290	5,639
5% 6/1/35	5,110	5,428
5% 6/1/36	5,830	6,163
5% 6/1/37	3,000	3,156
Series 2019 A, 2.65% 8/1/36	9,541	7,764
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (c)	11,850	12,081
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	310
5% 10/1/26	715	734
5% 10/1/28	2,130	2,212
5% 10/1/32	1,000	1,036
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,049
4% 5/15/30	1,575	1,613
4% 5/15/31	2,150	2,196
4% 5/15/32	1,000	1,017
5% 5/15/33	895	956
5% 5/15/34	1,000	1,068
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	246
5% 8/15/29	245	263
5% 8/15/30	225	242
5% 8/15/33	750	804
5% 8/15/36	1,435	1,522
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	500	546
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,065
5% 6/1/28	1,000	1,064
5% 6/1/30	1,555	1,643
5% 6/1/32	1,000	1,053
5% 6/1/33	1,000	1,053
5% 6/1/35	1,000	1,047
5% 6/1/43	3,750	3,840
Series 2016 A, 5% 11/1/36 (c)	1,000	1,002
Series 2017 A:
5% 7/1/29	575	597
5% 7/1/31	1,000	1,037
5% 7/1/32	1,400	1,451
5% 7/1/33	1,000	1,035
5% 7/1/34	1,395	1,442
5% 7/1/35	1,500	1,545
5% 7/1/36	1,500	1,536
5% 7/1/37	1,250	1,272
Series 2017 B:
5% 7/1/28	1,250	1,298
5% 7/1/29	1,300	1,350
5% 7/1/30	750	778
5% 7/1/31	800	830
5% 7/1/32	1,385	1,435
Series 2017:
5% 10/1/27	500	519
5% 10/1/36	1,250	1,280
5% 10/1/37	500	510
5% 10/1/39	1,750	1,774
Series 2018:
5% 10/1/31	200	210
5% 10/1/32	225	235
5% 10/1/33	225	235
5% 10/1/34	225	234
5% 10/1/35	225	233
5% 10/1/36	250	257
5% 10/1/37	550	561
5% 10/1/38	345	351
Series 2019 A:
5% 4/1/30	3,000	3,258
5% 4/1/31	2,000	2,164
5% 4/1/32	3,000	3,238
5% 4/1/35	1,780	1,903
5% 4/1/36	1,125	1,195
5% 4/1/37	1,475	1,556
5% 4/1/40	2,500	2,604
5% 4/1/41	3,865	4,015
Series 2019:
5% 7/1/34	825	910
5% 7/1/39	1,000	1,063
5% 7/1/49	2,100	2,216
Series 2021 A, 4% 2/1/51	7,500	6,552
Series 2021:
4% 10/1/33	250	248
4% 10/1/34	420	413
4% 10/1/37	160	150
4% 10/1/46	960	822
4% 10/1/51	1,150	954
Series 2022, 5.25% 6/1/53	7,500	7,915
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A, 2.4%, tender 10/1/29 (b)(d)	1,140	1,021
California Muni. Fin. Auth. Sr Living Series 2019:
5% 11/15/39	1,155	1,086
5% 11/15/49	2,500	2,214
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021, 4% 5/15/46 (Build America Mutual Assurance Insured)	2,000	1,802
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/26	4,210	4,309
5% 5/15/27	4,635	4,794
5% 5/15/34	10,000	10,402
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/33	1,345	1,404
5% 5/15/35	1,955	2,024
5% 5/15/36	1,500	1,543
5% 5/15/43	1,500	1,505
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 B, 3.75%, tender 11/1/23 (b)(c)	6,500	6,500
(Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (b)(d)	7,500	7,449
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/26	415	414
4% 10/15/27	400	399
4% 10/15/28	360	359
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2016 D, 4% 4/1/33	1,660	1,685
Series 2020 D, 2.25% 11/1/39	2,440	1,780
Series 2022 C:
4% 8/1/37	16,845	17,275
5% 8/1/35	5,010	5,709
5% 8/1/36	5,260	5,953
California State Univ. Rev.:
Bonds:
Series 2016 B1, 1.6%, tender 11/1/26 (b)	5,000	4,616
Series 2016 B3, 3.125%, tender 11/1/26 (b)	9,000	8,913
Series 2021 A, 3% 11/1/52	4,500	3,264
California Statewide Cmntys. Dev. Auth.:
Series 2016:
5% 5/15/34	1,250	1,279
5% 5/15/35	4,725	4,821
5% 5/15/40	2,250	2,275
Series 2017, 5% 5/15/47	1,000	1,006
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.25% 1/1/43	2,760	2,494
5% 1/1/33	1,625	1,680
5% 1/1/38	6,240	6,316
5% 1/1/43	9,300	9,391
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	259
5% 7/1/28	660	709
5% 7/1/29	695	747
5% 7/1/30	730	785
5% 7/1/31	765	823
5% 7/1/32	805	865
5% 7/1/33	845	908
5% 7/1/34	885	951
5% 7/1/35	925	989
5% 7/1/36	500	531
5% 7/1/37	650	687
5% 7/1/38	500	526
5% 7/1/43	1,250	1,302
5% 7/1/48	9,000	9,296
(Lancer Edl. Student Hsg. Proj.) Series 2019 A:
5% 6/1/34 (c)	375	365
5% 6/1/39 (c)	475	453
5% 6/1/51 (c)	8,225	7,427
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/27	445	445
Series 2015:
5% 2/1/35 (e)	1,975	1,047
5% 2/1/45 (e)	4,440	2,353
Series 2016:
5% 10/1/26	1,125	1,156
5% 10/1/27	2,360	2,430
5% 10/1/28	1,230	1,269
5% 10/1/29	675	696
5% 10/1/30	1,100	1,135
5% 10/1/33	1,850	1,909
Series 2017 A, 5% 11/1/32 (c)	1,135	1,155
Series 2017, 5% 11/1/48 (e)	795	421
Series 2018 A, 5% 3/1/42	7,500	7,636
Series 2020 A, 3% 4/1/50	11,185	7,831
Series 2021 A:
3% 4/1/46	9,810	7,011
4% 4/1/38	2,625	2,492
4% 4/1/39	2,250	2,115
4% 4/1/40	2,500	2,328
4% 4/1/41	1,885	1,744
4% 4/1/46	2,500	2,251
Carlsbad Unified School District Series 2017 A:
4% 5/1/31	1,500	1,548
4% 5/1/32	1,150	1,183
4% 5/1/33	1,375	1,411
4% 5/1/34	1,375	1,406
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25 (Pre-Refunded to 9/1/23 @ 100)	645	645
5% 9/1/35 (Pre-Refunded to 9/1/23 @ 100)	585	585
Davis Joint Unified School District Series 2020, 3% 8/1/41 (Build America Mutual Assurance Insured)	4,695	3,813
Desert Cmnty. College District Series 2020, 2% 8/1/37	625	463
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/29	250	280
5% 7/1/30	250	285
El Camino Hosp. District Series 2006, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,239
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36 (Pre-Refunded to 3/1/26 @ 100)	330	346
El Rancho Unified School District Series 2019 B, 3% 8/1/46 (Assured Guaranty Muni. Corp. Insured)	1,000	741
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,500
Series 2015:
5% 9/1/27	1,940	2,015
5% 9/1/28	4,125	4,289
5% 9/1/29	4,325	4,497
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,179
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	1,819
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,678
Series 2016:
5% 9/1/27	1,875	1,931
5% 9/1/28	1,500	1,548
5% 9/1/29	2,000	2,060
5% 9/1/30	1,720	1,765
5% 9/1/31	2,500	2,559
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) Series 1995, 6.5% 12/1/24 (AMBAC Insured)	1,210	1,235
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,596
0% 10/1/25 (AMBAC Insured)	1,665	1,536
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,914
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,323
Fontana Unified School District Gen. Oblig. Series 2020, 2.375% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	5,500	3,719
Foothill-De Anza Cmnty. College District Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,846
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 2015 A, 0% 1/15/33 (Assured Guaranty Muni. Corp. Insured)	9,000	6,271
Foster City Gen. Oblig. Series 2020, 3% 8/1/45	6,500	5,021
Fresno Arpt. Rev. Series 2023 A:
4.125% 7/1/43 (Build America Mutual Assurance Insured) (d)	1,000	952
4.25% 7/1/44 (Build America Mutual Assurance Insured) (d)	1,000	962
5% 7/1/35 (Build America Mutual Assurance Insured) (d)	2,060	2,266
5% 7/1/36 (Build America Mutual Assurance Insured) (d)	2,160	2,349
5% 7/1/37 (Build America Mutual Assurance Insured) (d)	1,000	1,076
5% 7/1/38 (Build America Mutual Assurance Insured) (d)	1,385	1,479
5% 7/1/39 (Build America Mutual Assurance Insured) (d)	2,500	2,655
5% 7/1/40 (Build America Mutual Assurance Insured) (d)	2,625	2,776
5% 7/1/41 (Build America Mutual Assurance Insured) (d)	2,760	2,907
Fresno Unified School District Series 2020 B:
5% 8/1/34	100	113
5% 8/1/35	175	195
5% 8/1/36	235	259
5% 8/1/37	150	163
5% 8/1/38	300	323
5% 8/1/39	350	375
5% 8/1/40	400	428
5% 8/1/41	435	464
5% 8/1/42	500	532
5% 8/1/46	2,500	2,642
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/32	520	537
4% 2/1/33	250	257
4% 2/1/34	430	441
4% 2/1/36	600	602
4% 2/1/41	2,530	2,435
4% 2/1/46	2,055	1,892
4% 2/1/51	2,500	2,252
Gilroy Pub. Facilities Fing. Auth. Series 2021 A, 3% 8/1/46	1,285	982
Glendale Wtr. Rev. Series 2020, 2% 2/1/31	1,240	1,080
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2005 A, 0% 6/1/27 (Escrowed to Maturity)	6,790	6,061
Grossmont-Cuyamaca Cmnty. College District Series 2021 C, 4% 8/1/46	4,250	4,150
Hesperia Calif Cmnty. Redev. Agcy. Series 2018 A, 3.375% 9/1/37 (Assured Guaranty Muni. Corp. Insured)	1,475	1,298
Huntington Beach Union High Series 2021, 2.125% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	1,260	877
Irvine Reassessment District 12-1 Ltd. Oblig.:
Series 2012:
5% 9/2/23	1,000	1,000
5% 9/2/25	500	504
Series 2013:
5% 9/2/24	825	831
5% 9/2/26	800	807
Series 2019:
4% 9/2/38	1,000	945
4% 9/2/39	1,000	936
5% 9/2/44	2,545	2,611
Series 2021:
4% 9/2/35 (Build America Mutual Assurance Insured)	400	409
4% 9/2/36 (Build America Mutual Assurance Insured)	250	253
4% 9/2/37 (Build America Mutual Assurance Insured)	250	250
4% 9/2/38 (Build America Mutual Assurance Insured)	350	347
4% 9/2/39 (Build America Mutual Assurance Insured)	500	492
4% 9/2/40 (Build America Mutual Assurance Insured)	1,025	1,001
4% 9/2/46 (Build America Mutual Assurance Insured)	1,350	1,276
Lammersville Schools Fin. Auth. Series 2019, 3% 10/1/49	3,000	2,169
Local Pub. Schools Fdg Auth. School Series 2020 A, 3% 8/1/46	2,235	1,650
Long Beach Cmnty. College Series 2008 A:
0% 6/1/28 (Assured Guaranty Muni. Corp. Insured)	2,995	2,560
0% 6/1/31 (Assured Guaranty Muni. Corp. Insured)	8,285	6,339
Long Beach Hbr. Rev.:
Series 2017 A:
5% 5/15/26 (d)	1,110	1,148
5% 5/15/27 (d)	2,000	2,101
5% 5/15/29 (d)	1,350	1,419
5% 5/15/30 (d)	1,300	1,367
5% 5/15/31 (d)	2,400	2,525
5% 5/15/32 (d)	1,760	1,852
5% 5/15/33 (d)	1,350	1,419
5% 5/15/34 (d)	1,650	1,732
5% 5/15/35 (d)	2,500	2,611
5% 5/15/36 (d)	3,000	3,128
5% 5/15/37 (d)	2,755	2,865
Series 2019 A, 5% 5/15/44	10,000	10,618
Long Beach Unified School District:
Series 2009:
5.25% 8/1/33	410	413
5.75% 8/1/33	170	170
Series 2019 F, 3% 8/1/47	7,750	5,948
Los Angeles Cmnty. College District Series 2017 J, 4% 8/1/33	2,500	2,590
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2022 G:
5% 12/1/41	6,875	7,554
5% 12/1/42	2,500	2,735
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/24 (d)	795	802
5% 5/15/25 (d)	2,250	2,297
5% 5/15/26 (d)	1,715	1,747
5% 5/15/27 (d)	1,250	1,274
5% 5/15/28 (d)	1,260	1,286
5% 5/15/29 (d)	1,575	1,607
5% 5/15/30 (d)	1,400	1,429
Series 2015 D:
5% 5/15/26 (d)	1,100	1,121
5% 5/15/28 (d)	1,950	1,990
5% 5/15/29 (d)	2,550	2,602
5% 5/15/30 (d)	2,000	2,041
5% 5/15/31 (d)	2,540	2,591
5% 5/15/41 (d)	3,240	3,271
Series 2016 B:
5% 5/15/26 (d)	1,600	1,656
5% 5/15/27 (d)	1,000	1,030
5% 5/15/36 (d)	3,600	3,692
5% 5/15/41 (d)	3,750	3,805
Series 2017 B, 5% 5/15/25 (d)	1,750	1,787
Series 2018 B, 5% 5/15/31 (d)	7,350	7,785
Series 2018 D, 5% 5/15/48 (d)	2,000	2,046
Series 2018, 5% 5/15/43 (d)	10,000	10,301
Series 2019 A, 5% 5/15/49 (d)	4,950	5,059
Series 2019 D, 5% 5/15/49 (d)	5,625	5,723
Series 2021 D:
5% 5/15/35 (d)	4,735	5,154
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (d)	265	292
Series A:
5% 5/15/30 (d)	700	731
5% 5/15/51 (d)	12,270	12,596
Series B, 5% 5/15/48	6,200	6,671
Series F:
4% 5/15/49 (d)	5,000	4,545
5% 5/15/30 (d)	2,480	2,660
5% 5/15/34 (d)	950	1,017
5% 5/15/44 (d)	13,685	14,071
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2020 A, 5% 7/1/50	1,255	1,334
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2014 A:
5% 5/1/24 (Escrowed to Maturity)	325	329
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	540	546
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	506
Series 2014 B:
5% 5/1/24 (Escrowed to Maturity)	200	203
5% 5/1/25 (Pre-Refunded to 5/1/24 @ 100)	225	228
5% 5/1/29 (Pre-Refunded to 5/1/24 @ 100)	500	507
5% 5/1/30 (Pre-Refunded to 5/1/24 @ 100)	400	405
5% 5/1/31 (Pre-Refunded to 5/1/24 @ 100)	400	405
Series 2016 B, 5% 11/1/36	1,500	1,577
Los Angeles Unified School District Series 2020 C:
3% 7/1/35	4,025	3,678
3% 7/1/38	1,000	851
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/34	16,475	18,710
5% 10/1/38	4,025	4,426
Manhattan Beach Unified School District Series 2020 B, 4% 9/1/45	3,500	3,472
Mendocino Calif Unified School District Series 2022 B, 3% 8/1/51	3,000	2,201
Mendocino-Lake Cmnty. Clge District Series 2022 A, 3% 8/1/41	1,050	855
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/27	190	196
5% 4/1/28	3,350	3,500
Miracosta Cmnty. Clg District Series 2016 B, 2% 8/1/40	1,050	727
Modesto Elementary School District, Stanislaus County Series A, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,610
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	325	325
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210	210
Modesto Irrigation District Fing. Auth. Series 2019 A, 5% 10/1/39	1,500	1,601
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,625	1,805
Montebello Pub. Fing. Auth. (Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,714
5% 6/1/31	500	522
5% 6/1/32	500	522
5% 6/1/33	1,800	1,880
5% 6/1/34	1,345	1,406
5% 6/1/35	1,895	1,975
5% 6/1/36	2,000	2,076
5% 6/1/41	6,155	6,315
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,300
Mount Diablo Unified School District Series 2022 B:
4% 8/1/35	4,000	4,207
4% 8/1/36	3,650	3,802
4% 6/1/37	1,625	1,678
Mount San Antonio Cmnty. College Series 2021 C, 2% 8/1/39	3,670	2,597
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	4,623
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (Assured Guaranty Muni. Corp. Insured)	5,000	3,620
Series 2015:
4% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	330	332
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	680	698
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,500	1,543
5% 9/1/26 (Pre-Refunded to 3/1/25 @ 100)	500	514
5% 9/1/27 (Pre-Refunded to 3/1/25 @ 100)	455	468
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,530
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,250	10,234
Northern California Transmission Agcy. Rev. Series 2016 A:
5% 5/1/36	2,390	2,499
5% 5/1/38	2,265	2,357
5% 5/1/39	1,500	1,559
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	5,755	3,976
Novato Unified School District Series 2020 C, 2% 8/1/39	4,645	3,314
Oakland Gen. Oblig. Series 2015 A:
5% 1/15/30	1,665	1,726
5% 1/15/31	1,520	1,575
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/30	1,250	1,292
5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	1,570	1,624
Series 2016 A, 3% 8/1/41	1,255	981
Oceanside Unified School District Series 2009:
0% 8/1/31	4,875	3,627
0% 8/1/31 (Escrowed to Maturity)	125	97
Ontario Int'l. Arpt. Auth.:
Series 2021 A, 5% 5/15/46 (Assured Guaranty Muni. Corp. Insured)	4,315	4,651
Series 2021 B:
4% 5/15/35 (Assured Guaranty Muni. Corp. Insured) (d)	1,120	1,116
4% 5/15/36 (Assured Guaranty Muni. Corp. Insured) (d)	775	765
4% 5/15/37 (Assured Guaranty Muni. Corp. Insured) (d)	1,700	1,658
4% 5/15/38 (Assured Guaranty Muni. Corp. Insured) (d)	800	770
4% 5/15/39 (Assured Guaranty Muni. Corp. Insured) (d)	555	531
4% 5/15/40 (Assured Guaranty Muni. Corp. Insured) (d)	685	649
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	5,740
5% 2/1/36	6,630	6,922
Oxnard Union High School District Gen. Oblig. Series B, 5% 8/1/45	5,000	5,254
Palm Springs Unified School District Series 2016 A:
1.5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	2,360	1,854
1.5% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	2,725	2,105
1.75% 8/1/34 (Assured Guaranty Muni. Corp. Insured)	3,000	2,311
Palmdale Elementary School District Spl. Tax Series 2017 A, 5% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	1,275	1,329
Palomar Cmnty. College District Series 2017, 5% 8/1/35	1,410	1,509
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	13,119
Series 2017, 5% 11/1/42	3,000	3,022
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	4,381
Panama-Buena Vista Union School District Series 2019 D, 2.625% 8/1/37	1,510	1,227
Perris Union High School District Series 2021 C, 3% 9/1/45	2,000	1,543
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,341
Pomona Unified School District:
Series 2016 D:
2.375% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	8,510	5,751
2.5% 8/1/48 (Assured Guaranty Muni. Corp. Insured)	10,000	6,672
Series 2016 F, 3% 8/1/48	4,000	2,997
Port of Oakland Rev.:
Series 2017 D:
5% 11/1/25 (d)	5,135	5,240
5% 11/1/26 (d)	2,285	2,362
5% 11/1/27 (d)	4,000	4,197
5% 11/1/28 (d)	4,925	5,156
5% 11/1/29 (d)	4,200	4,399
Series 2021 H:
5% 5/1/24 (d)	1,375	1,385
5% 5/1/28 (d)	2,125	2,242
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,541
5% 6/15/28	2,190	2,281
5% 12/15/28	2,200	2,291
5% 12/15/29	4,825	5,026
5% 12/15/30	3,500	3,916
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	13,070	9,495
Series 2011, 0% 8/1/46	10,150	3,318
Series B:
0% 8/1/33	4,955	3,453
0% 8/1/35	9,000	5,693
0% 8/1/37	6,325	3,565
0% 8/1/38	3,200	1,701
0% 8/1/41	5,130	2,305
Poway Unified School District Pub. Fing.:
Series 2013, 5% 9/15/26 (Pre-Refunded to 9/15/23 @ 100)	930	930
Series 2015 A:
5% 9/1/30	1,495	1,525
5% 9/1/31	1,260	1,286
5% 9/1/32	1,795	1,831
5% 9/1/33	2,740	2,795
5% 9/1/34	1,225	1,249
5% 9/1/35	1,580	1,608
5% 9/1/36	3,395	3,445
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.) Series 2014:
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	1,350	1,372
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	1,700	1,728
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	1,700	1,728
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	1,850	1,881
Richmond Wastewtr. Rev. Series 2019 A:
5% 8/1/39	390	418
5% 8/1/44	2,135	2,253
Riverside County Trans. Commission Toll Rev. Series 2021 B1, 4% 6/1/46	6,400	5,944
Riverside Elec. Rev. Series 2019 A, 5% 10/1/43	3,840	4,091
Riverside Swr. Rev. Series 2015 A, 5% 8/1/26	1,710	1,772
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	6,165
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	6,281
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,841
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	5,664
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,621
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,675
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	5,319
Sacramento City Unified School District:
Series 2007, 0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	1,450	1,239
Series 2021 G:
4% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	2,250	2,197
4% 8/1/49 (Assured Guaranty Muni. Corp. Insured)	4,000	3,816
Series 2022 A:
5% 8/1/41	1,870	2,007
5.5% 8/1/47	2,500	2,720
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	827
5% 7/1/36	2,000	2,085
Series 2018 C:
5% 7/1/31 (d)	2,110	2,224
5% 7/1/32 (d)	1,590	1,672
5% 7/1/34 (d)	4,000	4,198
5% 7/1/35 (d)	5,000	5,228
5% 7/1/36 (d)	7,500	7,794
Series 2018 E:
5% 7/1/33	1,315	1,426
5% 7/1/34	1,000	1,083
5% 7/1/35	1,270	1,368
Sacramento Muni. Util. District Elec. Rev. Series 2016 D, 5% 8/15/28	2,500	2,769
Sacramento TOT Rev. Series A:
5% 6/1/34	700	753
5% 6/1/35	2,065	2,210
5% 6/1/36	2,215	2,356
5% 6/1/37	2,405	2,543
5% 6/1/38	1,240	1,305
5% 6/1/43	7,165	7,456
San Bernardino County Ctfs. of Prtn. (Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	1,895	1,955
San Bernardino Unified School District Gen. Oblig.:
Series 2012 F, 3% 8/1/44 (Assured Guaranty Muni. Corp. Insured)	5,000	3,817
Series 2013 A, 5% 8/1/24 (Escrowed to Maturity)	1,250	1,251
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	1,090	998
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,660	1,777
5% 7/1/31	2,000	2,142
5% 7/1/33	1,735	1,857
5% 7/1/34	1,380	1,475
5% 7/1/35	1,500	1,596
5% 7/1/36	1,980	2,096
5% 7/1/38	2,000	2,093
5% 7/1/42	5,000	5,163
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/24 (d)	1,000	1,008
5% 7/1/25 (d)	515	525
5% 7/1/27 (d)	500	523
5% 7/1/28 (d)	1,000	1,041
5% 7/1/29 (d)	1,725	1,796
5% 7/1/30 (d)	2,915	3,036
5% 7/1/31 (d)	1,250	1,303
5% 7/1/32 (d)	1,300	1,354
5% 7/1/33 (d)	1,330	1,385
5% 7/1/34 (d)	1,000	1,040
5% 7/1/36 (d)	1,500	1,549
5% 7/1/37 (d)	750	771
5% 7/1/47 (d)	5,250	5,292
Series A, 5% 7/1/26 (d)	690	713
Series 2017A, 5% 7/1/42	5,810	6,039
Series 2019 B:
5% 7/1/28 (d)	820	868
5% 7/1/49 (d)	5,050	5,124
Series 2020 B:
5% 7/1/29	2,720	3,039
5% 7/1/30	2,550	2,898
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
Series 2015 A, 5% 10/15/44	4,005	4,098
Series 2016:
5% 10/15/29	2,000	2,078
5% 10/15/30	1,000	1,037
5% 10/15/31	650	674
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,758
Series 2008 C, 0% 7/1/37	1,300	743
Series 2008 E, 0% 7/1/47 (f)	8,700	6,066
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A:
4% 7/1/38	3,040	3,047
4% 7/1/39	2,075	2,061
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2014 A, 5% 5/1/40 (d)	1,865	1,869
Series 2016 A:
5% 5/1/28	2,280	2,407
5% 5/1/29	1,225	1,294
5% 5/1/30	330	348
5% 5/1/32	1,000	1,054
Series 2016 B:
5% 5/1/41 (d)	9,695	9,808
5% 5/1/46 (d)	23,000	23,125
Series 2017 A, 5% 5/1/42 (d)	3,205	3,253
Series 2017 D, 5% 5/1/25 (d)	2,250	2,298
Series 2018 D, 5% 5/1/43 (d)	1,000	1,018
Series 2019 A:
5% 5/1/36 (d)	10,000	10,558
5% 5/1/37 (d)	5,595	5,866
5% 1/1/47 (d)	6,005	6,135
5% 5/1/49 (d)	12,645	12,908
Series 2019 B, 5% 5/1/49	5,000	5,233
Series 2019 E, 5% 5/1/50 (d)	7,000	7,141
Series 2022 A:
5% 5/1/26 (d)	5,000	5,156
5% 5/1/52 (d)	14,500	14,870
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A, 5% 8/1/24	750	751
San Jacinto Unified School District Series 2014:
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	875	887
5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	1,055	1,070
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	1,250	1,267
5% 8/1/29 (Assured Guaranty Muni. Corp. Insured)	3,150	3,194
5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	4,070	4,125
5% 8/1/31 (Assured Guaranty Muni. Corp. Insured)	650	658
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,615
San Jose Int. Arpt. Rev.:
Series 2017 A:
5% 3/1/27 (d)	2,480	2,582
5% 3/1/29 (d)	735	763
5% 3/1/31 (d)	1,100	1,142
5% 3/1/32 (d)	850	883
5% 3/1/33 (d)	1,095	1,137
5% 3/1/34 (d)	1,250	1,296
5% 3/1/35 (d)	3,475	3,593
5% 3/1/36 (d)	2,250	2,319
5% 3/1/37 (d)	2,250	2,311
5% 3/1/41 (d)	10,235	10,402
Series 2017 B:
5% 3/1/29	200	214
5% 3/1/30	250	267
5% 3/1/32	235	251
5% 3/1/33	250	266
5% 3/1/34	500	533
5% 3/1/37	3,000	3,147
Series 2021 A:
4% 3/1/34 (d)	2,000	1,991
5% 3/1/24 (d)	1,000	1,005
5% 3/1/25 (d)	500	508
5% 3/1/26 (d)	1,550	1,594
5% 3/1/27 (d)	750	781
5% 3/1/28 (d)	1,270	1,338
5% 3/1/29 (d)	1,000	1,067
5% 3/1/30 (d)	1,275	1,371
5% 3/1/31 (d)	1,600	1,736
5% 3/1/32 (d)	2,000	2,173
5% 3/1/33 (d)	1,500	1,628
San Juan Unified School District Series 2020, 2.25% 8/1/39	2,000	1,467
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/29	675	698
5% 10/1/30	2,000	2,067
5% 10/1/31	2,310	2,384
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,675	2,324
0% 8/1/37	1,900	1,071
0% 8/1/47	9,000	2,929
San Mateo County Cmnty. College District Series 2019:
5% 9/1/36	1,000	1,103
5% 9/1/37	1,000	1,095
5% 9/1/38	760	829
5% 9/1/39	1,000	1,087
5% 9/1/40	1,100	1,192
San Mateo County Joint Powers Fing. Auth. Series 2021 A1:
2.5% 6/15/55	10,550	6,591
3% 6/15/46	7,500	5,726
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	8,000	8,505
San Mateo Unified School District:
(Election of 2000 Proj.) Series B:
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,394
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,360
Series 2020 A, 2.25% 9/1/42	3,000	2,084
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (Assured Guaranty Muni. Corp. Insured)	825	835
5% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	860	872
5% 6/15/27 (Assured Guaranty Muni. Corp. Insured)	1,770	1,797
5% 6/15/28 (Assured Guaranty Muni. Corp. Insured)	1,865	1,893
5% 6/15/29 (Assured Guaranty Muni. Corp. Insured)	1,780	1,808
5% 6/15/30 (Assured Guaranty Muni. Corp. Insured)	1,150	1,169
5% 6/15/31 (Assured Guaranty Muni. Corp. Insured)	1,000	1,017
Sanger Unified School District Series 2018 C, 3% 8/1/48	2,785	2,035
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019:
5% 4/1/30	1,000	1,115
5% 4/1/32	1,365	1,523
5% 4/1/34	1,000	1,110
5% 4/1/36	2,135	2,342
5% 4/1/37	1,000	1,088
5% 4/1/38	845	915
Santa Clara County Fing. Auth. Lease Rev.:
Series 2019 A, 3% 5/1/41	2,000	1,636
Series 2021 A, 3% 5/1/39	2,250	1,888
Santa Clarita Cmnty. College District Series 2019, 3% 8/1/49	2,000	1,486
Santa Monica Pub. Fin. Rev.:
(City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	790
5% 7/1/36	2,380	2,544
5% 7/1/37	1,780	1,888
(Downtown Fire Station Proj.) Series 2018, 5% 7/1/42	1,250	1,312
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	445
4% 7/1/37	475	482
4% 7/1/38	450	453
4% 7/1/39	550	551
5% 7/1/30	250	270
5% 7/1/31	350	378
5% 7/1/32	255	275
5% 7/1/33	250	270
5% 7/1/34	315	340
5% 7/1/35	400	430
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	6,800	6,355
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	904
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,847
South Bayside Waste Mgmt. Auth.:
Series 2019 A:
5% 9/1/42 (Assured Guaranty Muni. Corp. Insured)	1,255	1,325
5% 9/1/42 (Pre-Refunded to 9/1/29 @ 100)(Escrowed to Maturity)	45	50
Series 2019 B:
5% 9/1/24 (d)	425	431
5% 9/1/24 (Escrowed to Maturity) (d)	15	15
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/34	2,000	2,095
5% 4/1/36	3,000	3,124
South San Francisco Pub. Fing. Auth. (Cmnty. Civic Campus And Multiple Cap. Projs.) Series 2021 A, 4% 6/1/46	5,000	4,886
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	10,000	9,452
Southwestern Cmnty. College District Gen. Oblig.:
Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	2,188
Series 2004, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,120
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
4% 10/1/37	2,000	1,976
5% 10/1/35	1,000	1,084
5% 10/1/36	1,585	1,704
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	300	305
5% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	750	761
5% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	265	269
5% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	510	518
Series 2012:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,060	1,061
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,110	1,111
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,065	1,066
5% 1/1/29 (Assured Guaranty Muni. Corp. Insured)	600	601
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	2,440	2,471
5% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	3,500	3,585
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,000	3,120
5% 9/1/27 (Assured Guaranty Muni. Corp. Insured)	4,380	4,576
5% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	3,500	3,661
5% 9/1/29 (Assured Guaranty Muni. Corp. Insured)	2,000	2,091
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1:
5% 6/1/24	1,000	1,011
5% 6/1/26	1,185	1,232
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (Assured Guaranty Muni. Corp. Insured)	820	836
5% 11/15/25 (Assured Guaranty Muni. Corp. Insured)	800	830
5% 11/15/26 (Assured Guaranty Muni. Corp. Insured)	965	1,004
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	1,500	1,563
Turlock Irrigation District Rev. Series 2020, 5% 1/1/41	4,000	4,343
Univ. of California Revs.:
Series 2017 M, 3% 5/15/37	800	708
Series 2021 Q, 3% 5/15/51	22,435	16,595
Series 2023 BM:
5% 5/15/37	2,000	2,302
5% 5/15/38	2,290	2,604
5% 5/15/39	2,000	2,269
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	946
4% 1/1/36	1,000	938
5% 1/1/30	1,335	1,393
5% 1/1/31	1,350	1,409
5% 1/1/32	1,400	1,462
5% 1/1/33	2,835	2,957
5% 1/1/34	2,230	2,328
Vacaville Unified School District Series 2014 C, 5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,313
Vernon Elec. Sys. Rev. Series 2022 A:
5% 8/1/36	1,490	1,579
5% 8/1/38	825	853
5% 8/1/39	850	876
5% 8/1/41	420	425
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	2,254
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,900	2,193
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	957
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,040
5.5% 8/1/40	5,000	5,076
Washington Township Health Care District Rev.:
Series 2017 B:
5% 7/1/30	2,500	2,559
5% 7/1/32	1,350	1,375
5% 7/1/33	1,000	1,018
Series 2019 A:
5% 7/1/29	1,120	1,166
5% 7/1/30	1,000	1,037
5% 7/1/31	875	906
5% 7/1/32	890	918
5% 7/1/36	750	754
Series A:
4% 7/1/33	260	257
4% 7/1/35	300	286
5% 7/1/30	300	318
5% 7/1/31	325	343
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (Assured Guaranty Muni. Corp. Insured)	1,675	1,146
Series 2014 A:
5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	2,550	2,590
5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	1,150	1,168
5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	1,000	1,016
5% 8/1/29 (Pre-Refunded to 8/1/24 @ 100)	1,675	1,702
TOTAL CALIFORNIA		1,757,527
Guam - 0.0%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (d)	230	230
Puerto Rico - 1.3%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (c)	5,110	5,097
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	4,980	3,028
5.625% 7/1/27	595	620
5.625% 7/1/29	1,815	1,917
5.75% 7/1/31	4,240	4,577
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 4.55% 7/1/40	30	29
Series 2019 A2:
4.329% 7/1/40	7,580	7,179
4.536% 7/1/53	1,864	1,682
TOTAL PUERTO RICO		24,129
TOTAL MUNICIPAL BONDS (Cost $1,846,068)		1,781,886

Municipal Notes - 2.3%
	Principal Amount (a) (000s)	Value ($) (000s)
California - 2.3%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 91 21, 4.5% 9/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	16,700	16,700
Series MIZ 91 22, 4.5% 9/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	15,390	15,390
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 4.5% 9/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	9,950	9,950
Series 2022 MIZ 90 90, 4.5% 9/1/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)(h)	1,000	1,000

TOTAL MUNICIPAL NOTES (Cost $43,040)		43,040

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.50% (i)(j) (Cost $17,092)	17,088,582	17,092

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $1,906,200)	1,842,018
NET OTHER ASSETS (LIABILITIES) - 0.9%	17,330
NET ASSETS - 100.0%	1,859,348

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,080,000 or 1.8% of net assets.

(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Level 3 security
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.50%	-	80,571	63,479	215	-	-	17,092	0.7%
Total	-	80,571	63,479	215	-	-	17,092

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,824,926	-	1,821,105	3,821

Money Market Funds	17,092	17,092	-	-
Total Investments in Securities:	1,842,018	17,092	1,821,105	3,821
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,889,108)	$1,824,926
Fidelity Central Funds (cost $17,092)	17,092

Total Investment in Securities (cost $1,906,200)		$1,842,018
Cash		100
Receivable for fund shares sold		1,488
Interest receivable		20,085
Distributions receivable from Fidelity Central Funds		124
Prepaid expenses		3
Other receivables		3
Total assets		1,863,821
Liabilities
Payable for fund shares redeemed	$1,709
Distributions payable	2,013
Accrued management fee	537
Distribution and service plan fees payable	18
Other affiliated payables	157
Other payables and accrued expenses	39
Total Liabilities		4,473
Net Assets		$1,859,348
Net Assets consist of:
Paid in capital		$1,935,810
Total accumulated earnings (loss)		(76,462)
Net Assets		$1,859,348

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($44,372 ÷ 3,739 shares)(a)		$11.87
Maximum offering price per share (100/96.00 of $11.87)		$12.36
Class M :
Net Asset Value and redemption price per share ($3,183 ÷ 268 shares)(a)(b)		$11.90
Maximum offering price per share (100/96.00 of $11.90)		$12.40
Class C :
Net Asset Value and offering price per share ($8,754 ÷ 739 shares)(a)		$11.85
California Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,693,508 ÷ 142,913 shares)		$11.85
Class I :
Net Asset Value, offering price and redemption price per share ($48,257 ÷ 4,064 shares)(b)		$11.88
Class Z :
Net Asset Value, offering price and redemption price per share ($61,274 ÷ 5,160 shares)		$11.87
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.

Statement of Operations
Amounts in thousands		Six months ended August 31, 2023 (Unaudited)
Investment Income
Interest		$30,385
Income from Fidelity Central Funds		215
Total Income		30,600
Expenses
Management fee	$3,243
Transfer agent fees	765
Distribution and service plan fees	112
Accounting fees and expenses	172
Custodian fees and expenses	10
Independent trustees' fees and expenses	3
Registration fees	72
Audit	28
Legal	5
Miscellaneous	11
Total expenses before reductions	4,421
Expense reductions	(32)
Total expenses after reductions		4,389
Net Investment income (loss)		26,211
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	545
Total net realized gain (loss)		545
Change in net unrealized appreciation (depreciation) on investment securities		(6,613)
Net gain (loss)		(6,068)
Net increase (decrease) in net assets resulting from operations		$20,143
Statement of Changes in Net Assets

Amount in thousands	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,211	$46,485
Net realized gain (loss)	545	(11,892)
Change in net unrealized appreciation (depreciation)	(6,613)	(137,551)
Net increase (decrease) in net assets resulting from operations	20,143	(102,958)
Distributions to shareholders	(25,576)	(46,095)

Share transactions - net increase (decrease)	12,074	(134,994)
Total increase (decrease) in net assets	6,641	(284,047)

Net Assets
Beginning of period	1,852,707	2,136,754
End of period	$1,859,348	$1,852,707

Financial Highlights
Fidelity Advisor® California Municipal Income Fund Class A

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$12.85	$13.28	$13.63	$12.78	$12.68
Income from Investment Operations
Net investment income (loss) B,C	.149	.267	.245	.281	.309	.339
Net realized and unrealized gain (loss)	(.034)	(.952)	(.370)	(.305)	.866	.101
Total from investment operations	.115	(.685)	(.125)	(.024)	1.175	.440
Distributions from net investment income	(.145)	(.265)	(.245)	(.281)	(.309)	(.339)
Distributions from net realized gain	-	-	(.060)	(.045)	(.016)	(.001)
Total distributions	(.145)	(.265)	(.305)	(.326)	(.325)	(.340)
Net asset value, end of period	$11.87	$11.90	$12.85	$13.28	$13.63	$12.78
Total Return D,E,F	.96%	(5.32)%	(1.00)%	(.15)%	9.30%	3.53%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.78% I,J	.79%	.79%	.79%	.79%	.79%
Expenses net of fee waivers, if any	.78% I,J	.79%	.78%	.79%	.79%	.79%
Expenses net of all reductions	.78% I,J	.79%	.78%	.78%	.79%	.79%
Net investment income (loss)	2.47% I,J	2.23%	1.84%	2.11%	2.34%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$44	$49	$59	$60	$56	$44
Portfolio turnover rate K	7% J	14%	14%	13%	11%	20%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® California Municipal Income Fund Class M

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.93	$12.88	$13.31	$13.66	$12.81	$12.71
Income from Investment Operations
Net investment income (loss) B,C	.155	.280	.258	.290	.315	.345
Net realized and unrealized gain (loss)	(.034)	(.953)	(.370)	(.304)	.866	.101
Total from investment operations	.121	(.673)	(.112)	(.014)	1.181	.446
Distributions from net investment income	(.151)	(.277)	(.258)	(.291)	(.315)	(.345)
Distributions from net realized gain	-	-	(.060)	(.045)	(.016)	(.001)
Total distributions	(.151)	(.277)	(.318)	(.336)	(.331)	(.346)
Net asset value, end of period	$11.90	$11.93	$12.88	$13.31	$13.66	$12.81
Total Return D,E,F	1.01%	(5.21)%	(.91)%	(.08)%	9.32%	3.57%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I,J	.69%	.70%	.72%	.75%	.75%
Expenses net of fee waivers, if any	.69% I,J	.69%	.70%	.72%	.75%	.75%
Expenses net of all reductions	.69% I,J	.69%	.70%	.72%	.75%	.75%
Net investment income (loss)	2.56% I,J	2.32%	1.92%	2.18%	2.37%	2.72%
Supplemental Data
Net assets, end of period (in millions)	$3	$4	$5	$5	$11	$9
Portfolio turnover rate K	7% J	14%	14%	13%	11%	20%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the sales charges.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® California Municipal Income Fund Class C

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$12.83	$13.26	$13.61	$12.76	$12.66
Income from Investment Operations
Net investment income (loss) B,C	.105	.179	.146	.181	.210	.244
Net realized and unrealized gain (loss)	(.034)	(.953)	(.370)	(.305)	.866	.100
Total from investment operations	.071	(.774)	(.224)	(.124)	1.076	.344
Distributions from net investment income	(.101)	(.176)	(.146)	(.181)	(.210)	(.243)
Distributions from net realized gain	-	-	(.060)	(.045)	(.016)	(.001)
Total distributions	(.101)	(.176)	(.206)	(.226)	(.226)	(.244)
Net asset value, end of period	$11.85	$11.88	$12.83	$13.26	$13.61	$12.76
Total Return D,E,F	.59%	(6.03)%	(1.74)%	(.90)%	8.50%	2.76%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.50% I,J	1.53%	1.53%	1.54%	1.54%	1.55%
Expenses net of fee waivers, if any	1.50% I,J	1.52%	1.53%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.50% I,J	1.52%	1.53%	1.54%	1.54%	1.54%
Net investment income (loss)	1.74% I,J	1.49%	1.09%	1.36%	1.59%	1.93%
Supplemental Data
Net assets, end of period (in millions)	$9	$10	$14	$21	$24	$24
Portfolio turnover rate K	7% J	14%	14%	13%	11%	20%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns do not include the effect of the contingent deferred sales charge.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity® California Municipal Income Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.88	$12.83	$13.26	$13.61	$12.76	$12.66
Income from Investment Operations
Net investment income (loss) B,C	.169	.307	.290	.325	.353	.381
Net realized and unrealized gain (loss)	(.034)	(.953)	(.370)	(.305)	.866	.101
Total from investment operations	.135	(.646)	(.080)	.020	1.219	.482
Distributions from net investment income	(.165)	(.304)	(.290)	(.325)	(.353)	(.381)
Distributions from net realized gain	-	-	(.060)	(.045)	(.016)	(.001)
Total distributions	(.165)	(.304)	(.350)	(.370)	(.369)	(.382)
Net asset value, end of period	$11.85	$11.88	$12.83	$13.26	$13.61	$12.76
Total Return D,E	1.13%	(5.02)%	(.67)%	.18%	9.68%	3.88%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.45% H,I	.46%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45% H,I	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45% H,I	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.79% H,I	2.56%	2.17%	2.45%	2.68%	3.02%
Supplemental Data
Net assets, end of period (in millions)	$1,694	$1,685	$1,947	$2,047	$2,159	$1,792
Portfolio turnover rate J	7% I	14%	14%	13%	11%	20%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® California Municipal Income Fund Class I

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$12.86	$13.29	$13.64	$12.79	$12.69
Income from Investment Operations
Net investment income (loss) B,C	.163	.297	.278	.313	.342	.371
Net realized and unrealized gain (loss)	(.034)	(.953)	(.370)	(.304)	.866	.100
Total from investment operations	.129	(.656)	(.092)	.009	1.208	.471
Distributions from net investment income	(.159)	(.294)	(.278)	(.314)	(.342)	(.370)
Distributions from net realized gain	-	-	(.060)	(.045)	(.016)	(.001)
Total distributions	(.159)	(.294)	(.338)	(.359)	(.358)	(.371)
Net asset value, end of period	$11.88	$11.91	$12.86	$13.29	$13.64	$12.79
Total Return D,E	1.08%	(5.08)%	(.75)%	.09%	9.56%	3.78%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.55% H,I	.55%	.54%	.54%	.55%	.55%
Expenses net of fee waivers, if any	.54% H,I	.54%	.54%	.54%	.55%	.55%
Expenses net of all reductions	.54% H,I	.54%	.54%	.54%	.55%	.54%
Net investment income (loss)	2.70% H,I	2.47%	2.08%	2.36%	2.58%	2.93%
Supplemental Data
Net assets, end of period (in millions)	$48	$45	$52	$67	$59	$48
Portfolio turnover rate J	7% I	14%	14%	13%	11%	20%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HProxy expenses are not annualized.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Fidelity Advisor® California Municipal Income Fund Class Z

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019 B
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$12.86	$13.29	$13.64	$12.79	$12.58
Income from Investment Operations
Net investment income (loss) C,D	.171	.311	.294	.329	.357	.156
Net realized and unrealized gain (loss)	(.044)	(.953)	(.370)	(.305)	.866	.211
Total from investment operations	.127	(.642)	(.076)	.024	1.223	.367
Distributions from net investment income	(.167)	(.308)	(.294)	(.329)	(.357)	(.156)
Distributions from net realized gain	-	-	(.060)	(.045)	(.016)	(.001)
Total distributions	(.167)	(.308)	(.354)	(.374)	(.373)	(.157)
Net asset value, end of period	$11.87	$11.91	$12.86	$13.29	$13.64	$12.79
Total Return E,F	1.06%	(4.97)%	(.64)%	.21%	9.68%	2.93%
Ratios to Average Net Assets D,G,H
Expenses before reductions	.42% I,J	.43%	.42%	.43%	.43%	.44% J
Expenses net of fee waivers, if any	.42% I,J	.43%	.42%	.43%	.43%	.43% J
Expenses net of all reductions	.42% I,J	.43%	.42%	.43%	.43%	.43% J
Net investment income (loss)	2.82% I,J	2.59%	2.20%	2.47%	2.70%	3.01% J
Supplemental Data
Net assets, end of period (in millions)	$61	$60	$60	$53	$43	$27
Portfolio turnover rate K	7% J	14%	14%	13%	11%	20%

AFor the year ended February 29.

BFor the period October 2, 2018 (commencement of sale of shares) through February 28, 2019.

CCalculated based on average shares outstanding during the period.

DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IProxy expenses are not annualized.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity California Municipal Income Fund (the Fund) is a fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, California Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,580
Gross unrealized depreciation	(85,611)
Net unrealized appreciation (depreciation)	$(63,031)
Tax cost	$1,905,049

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(4,345)
Long-term	(8,503)
Total capital loss carryforward	$(12,848)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Municipal Income Fund	110,573	63,030
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$60	$2
Class M	-%	.25%	4	-
Class C	.75%	.25%	48	2
			$112	$4

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1
Class B……………………………………………………………………	- B
Class CA…………………………………………………………………	- B
$1

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net AssetsA
Class A	$38.16
Class M	1.07
Class C	7.14
California Municipal Income	663.08
Class I	41.17
Class Z	15.05
	$765
A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity California Municipal Income Fund	.02

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Municipal Income Fund	-	3,700	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity California Municipal Income Fund	$2
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.
In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $31.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2023	Year ended February 28, 2023
Fidelity California Municipal Income Fund
Distributions to shareholders
Class A	$577	$1,152
Class M	43	95
Class C	81	162
California Municipal Income	23,400	42,313
Class I	632	1,037
Class Z	843	1,336
Total	$25,576	$46,095
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2023	Year ended February 28, 2023	Six months ended August 31, 2023	Year ended February 28, 2023
Fidelity California Municipal Income Fund
Class A
Shares sold	181	655	$2,164	$7,832
Reinvestment of distributions	41	85	496	1,018
Shares redeemed	(642)	(1,174)	(7,693)	(14,022)
Net increase (decrease)	(420)	(434)	$(5,033)	$(5,172)
Class M
Shares sold	8	20	$81	$241
Reinvestment of distributions	3	7	38	87
Shares redeemed	(42)	(123)	(501)	(1,478)
Net increase (decrease)	(31)	(96)	$(382)	$(1,150)
Class C
Shares sold	8	95	$90	$1,145
Reinvestment of distributions	6	13	74	150
Shares redeemed	(116)	(334)	(1,387)	(4,038)
Net increase (decrease)	(102)	(226)	$(1,223)	$(2,743)
California Municipal Income
Shares sold	12,900	102,599	$154,465	$1,222,196
Reinvestment of distributions	1,001	1,974	11,996	23,585
Shares redeemed	(12,776)	(114,498)	(152,774)	(1,372,564)
Net increase (decrease)	1,125	(9,925)	$13,687	$(126,783)
Class I
Shares sold	836	2,321	$10,033	$27,643
Reinvestment of distributions	41	72	488	867
Shares redeemed	(579)	(2,703)	(6,950)	(32,394)
Net increase (decrease)	298	(310)	$3,571	$(3,884)
Class Z
Shares sold	926	3,224	$11,087	$38,590
Reinvestment of distributions	64	100	769	1,203
Shares redeemed	(866)	(2,921)	(10,402)	(35,055)
Net increase (decrease)	124	403	$1,454	$4,738
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023
Fidelity® California Municipal Income Fund
Class A	.78%
Actual		$ 1,000	$ 1,009.60	$ 3.94
Hypothetical-B		$ 1,000	$ 1,021.22	$ 3.96
Class M	.69%
Actual		$ 1,000	$ 1,010.10	$ 3.49
Hypothetical-B		$ 1,000	$ 1,021.67	$ 3.51
Class C	1.50%
Actual		$ 1,000	$ 1,005.90	$ 7.56
Hypothetical-B		$ 1,000	$ 1,017.60	$ 7.61
Fidelity® California Municipal Income Fund	.45%
Actual		$ 1,000	$ 1,011.30	$ 2.28
Hypothetical-B		$ 1,000	$ 1,022.87	$ 2.29
Class I	.54%
Actual		$ 1,000	$ 1,010.80	$ 2.73
Hypothetical-B		$ 1,000	$ 1,022.42	$ 2.75
Class Z	.42%
Actual		$ 1,000	$ 1,010.60	$ 2.12
Hypothetical-B		$ 1,000	$ 1,023.03	$ 2.14

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.777802.121
CFL-SANN-1023
Fidelity® California Limited Term Tax-Free Bond Fund

Semi-Annual Report
August 31, 2023

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary August 31, 2023 (Unaudited)
Revenue Sources (% of Fund's net assets)
General Obligations	34.2
Health Care	19.2
Education	10.3
Transportation	9.7
Electric Utilities	7.3
Escrowed/Pre-Refunded	5.1
Others* (Individually Less Than 5%)	14.2
100.0

*Includes net other assets

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Municipal Bonds - 98.1%
	Principal Amount (a)	Value ($)
California - 97.2%
ABC Unified School District Series 2001 C, 0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,205,044
Acton-Agua Dulce Unified Scd Series 2009, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,795,000	1,300,717
Alameda Corridor Trans. Auth. Rev. Series 2016 A, 4% 10/1/23	850,000	850,091
Azusa Unified School District Series 2002, 0% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,125,000	1,007,379
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2018 A, 2.625%, tender 4/1/26 (b)	7,300,000	7,073,574
Series 2021 A, 2%, tender 4/1/28 (b)	11,900,000	10,871,553
Series A, 2.95%, tender 4/1/26 (b)	1,875,000	1,829,376
Series B, 2.85%, tender 4/1/25 (b)	7,060,000	6,956,453
Bay Area Wtr. Supply & Conservation Agcy. (Cap. Cost Recovery Prepayment Prog.) Series 2023 A:
5% 10/1/25	1,000,000	1,038,297
5% 10/1/26	1,000,000	1,060,273
5% 10/1/27	1,000,000	1,082,982
5% 10/1/28	1,000,000	1,105,295
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A:
5% 6/1/24	350,000	353,647
5% 6/1/25	400,000	408,861
5% 6/1/26	500,000	518,075
California Edl. Facilities Auth. Rev. Series 2021 A:
5% 4/1/25	415,000	425,977
5% 4/1/26	475,000	496,616
5% 4/1/27	475,000	506,628
5% 4/1/28	375,000	406,289
California Gen. Oblig.:
Series 2016:
5% 8/1/27	2,000,000	2,116,587
5% 9/1/30	1,550,000	1,635,808
Series 2017 A, 5% 8/1/26	5,170,000	5,457,811
Series 2018, 5% 8/1/25	250,000	259,256
Series 2020:
5% 11/1/26	2,000,000	2,122,336
5% 11/1/30	1,060,000	1,207,620
Series 2021, 5% 12/1/25	2,500,000	2,603,928
Series 2023, 5% 10/1/28	5,000,000	5,501,605
California Health Facilities Fing. Auth. Rev.:
Bonds:
(Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	12,985,000	12,491,499
Series 2016 B2, 4%, tender 10/1/24 (b)	7,130,000	7,147,334
Series 2019 B, 5%, tender 10/1/27 (b)	5,625,000	5,886,421
Series 2019 C:
5%, tender 10/1/25 (b)	3,925,000	4,070,513
5%, tender 10/1/25 (b)	6,730,000	6,872,179
Series 2021 A, 3%, tender 8/15/25 (b)	9,000,000	8,938,997
Series 2015, 5% 11/15/25	675,000	699,668
Series 2016 A, 4% 3/1/27	475,000	478,601
Series 2021 A:
4% 11/1/24	365,000	367,620
5% 11/1/25	500,000	518,003
5% 11/1/26	300,000	316,773
5% 11/1/27	200,000	215,335
Series 2021 B:
5% 11/1/26	250,000	263,978
5% 11/1/27	600,000	646,005
Series 2022 A:
5% 5/15/25	1,650,000	1,694,399
5% 5/15/26	1,000,000	1,045,139
5% 5/15/27	275,000	292,545
California Hsg. Fin. Agcy. Afforda Bonds Series 2023 A2, 3.6%, tender 8/1/63 (b)	2,500,000	2,497,283
California Infrastructure & Econ. Dev. Series 2019, 5% 8/1/27	300,000	321,117
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds:
(Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	7,665,000	6,575,557
Series 2021 B1, 0.39%, tender 1/1/24 (b)	2,500,000	2,475,885
Series 2015 A, 5% 11/1/24	1,230,000	1,233,112
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A, 5% 6/1/30	2,650,000	2,837,533
California Muni. Fin. Auth. Ctfs. of Prtn. Series 2021, 5% 11/1/27 (c)	6,930,000	7,064,836
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/23	1,230,000	1,230,478
5% 10/1/24	370,000	372,503
5% 10/1/25	1,210,000	1,229,775
5% 10/1/26	355,000	364,503
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,051,893
5% 5/15/26	360,000	376,060
5% 5/15/27	350,000	372,582
(Institute On Aging Proj.) Series 2017:
5% 8/15/24	285,000	289,058
5% 8/15/25	995,000	1,025,024
5% 8/15/26	275,000	288,652
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/25	1,250,000	1,283,490
5% 6/1/28	390,000	414,969
Series 2016 A, 4% 11/1/26 (c)	750,000	733,014
Series 2017 A:
5% 11/1/23	450,000	450,459
5% 7/1/24	1,400,000	1,408,238
5% 7/1/25	1,035,000	1,049,841
5% 11/1/25	745,000	750,476
5% 7/1/26	1,065,000	1,092,046
5% 7/1/27	1,235,000	1,281,771
5% 7/1/29	115,000	119,386
Series 2017 B:
5% 7/1/24	1,440,000	1,448,473
5% 1/1/25	1,230,000	1,240,458
5% 7/1/26	500,000	512,698
5% 7/1/27	640,000	664,238
Series 2018:
5% 10/1/23	225,000	225,112
5% 10/1/24	275,000	277,147
5% 10/1/25	275,000	280,151
5% 10/1/26	300,000	309,079
Series 2019 A:
5% 4/1/26	650,000	677,127
5% 4/1/27	1,285,000	1,363,847
5% 4/1/28	2,000,000	2,158,007
5% 4/1/29	3,000,000	3,274,085
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009 A, 1.3%, tender 2/3/25 (b)(c)	1,500,000	1,444,356
California Muni. Fin. Auth. Sr Living Series 2019:
4% 11/15/23	295,000	294,139
4% 11/15/25	630,000	612,316
4% 11/15/28	710,000	670,678
California Muni. Fin. Auth. Student Hsg.:
(CHF Davis II, L.L.C. Orchard Park Student Hsg. Proj.) Series 2021:
5% 5/15/24 (Build America Mutual Assurance Insured)	500,000	503,843
5% 5/15/25 (Build America Mutual Assurance Insured)	400,000	407,452
5% 5/15/26 (Build America Mutual Assurance Insured)	450,000	464,785
5% 5/15/27 (Build America Mutual Assurance Insured)	470,000	492,125
5% 5/15/28 (Build America Mutual Assurance Insured)	375,000	397,763
5% 5/15/29 (Build America Mutual Assurance Insured)	400,000	428,675
5% 5/15/30 (Build America Mutual Assurance Insured)	500,000	540,596
(CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/24	1,300,000	1,307,497
5% 5/15/25	3,400,000	3,447,169
5% 5/15/26	3,000,000	3,070,343
5% 5/15/27	3,000,000	3,102,954
(CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Hsg. Proj.) Series 2018:
5% 5/15/24	2,265,000	2,278,062
5% 5/15/27	750,000	775,739
(CHF-Riverside II, LLC-UCR North District Phase I Student Hsg. Proj.) Series 2019, 5% 5/15/24 (Build America Mutual Assurance Insured)	345,000	347,770
California Pub. Fin. Auth. Rev. Series 2021 A:
4% 10/15/23	285,000	285,020
4% 10/15/24	380,000	379,286
4% 10/15/25	390,000	388,807
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2016 D, 5% 4/1/28	4,635,000	4,914,628
Series 2021 D:
5% 11/1/27	3,555,000	3,859,424
5% 11/1/28	3,745,000	4,137,849
Series 2022 C:
5% 8/1/25	4,850,000	5,024,996
5% 8/1/26	6,255,000	6,613,944
5% 8/1/27	5,165,000	5,577,964
5% 8/1/28	3,175,000	3,491,905
Series 2023 B, 5% 12/1/29	5,000,000	5,622,625
Series B, 5% 10/1/26	345,000	366,107
Series 2021 D, 4% 11/1/26	2,905,000	2,980,791
Series A, 5% 9/1/29	860,000	875,030
California State Univ. Rev.:
Bonds:
Series 2016 B1, 1.6%, tender 11/1/26 (b)	525,000	484,685
Series 2016 B3, 3.125%, tender 11/1/26 (b)	6,000,000	5,942,087
Series 2020 A, 5% 11/1/25	1,000,000	1,041,732
California Statewide Cmntys. Dev. Auth. Series 2016, 5% 5/15/24	1,000,000	1,005,289
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
5% 1/1/24	750,000	754,203
5% 1/1/25	2,100,000	2,122,435
5% 1/1/26	1,090,000	1,109,758
5% 1/1/27	1,900,000	1,955,109
California Statewide Cmntys. Dev. Auth. Rev.:
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,031,609
5% 7/1/25	625,000	640,921
Series 2015:
4% 2/1/25 (d)	940,000	498,200
5% 2/1/30 (d)	200,000	106,000
Series 2016:
5% 10/1/24	2,030,000	2,051,797
5% 10/1/25	1,010,000	1,027,310
Series 2018 A, 5% 3/1/27	555,000	578,262
Series 2021 A:
5% 4/1/24	375,000	377,468
5% 4/1/25	575,000	583,670
5% 4/1/26	380,000	388,411
5% 4/1/27	600,000	619,388
5% 4/1/28	425,000	442,560
5% 4/1/29	625,000	656,034
5% 4/1/30	440,000	464,824
5% 4/1/31	450,000	479,776
Coast Cmnty. College District Series 2015:
0% 8/1/33 (Pre-Refunded to 8/15/25 @ 71.269)	950,000	636,466
0% 8/1/35 (Pre-Refunded to 8/15/25 @ 64.821)	300,000	182,804
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
5% 7/1/26	250,000	263,724
5% 7/1/27	255,000	274,790
El Camino Hosp. District Series 2006, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,030,405
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/24	1,000,000	1,012,017
5% 9/1/27	150,000	155,827
Series 2016:
4% 9/1/23	1,500,000	1,500,000
4% 9/1/25	1,915,000	1,902,380
Evergreen Elementary School District Series 2006 B, 0% 8/1/27	1,240,000	1,096,438
Fairfield Ctfs. Prtn. Series 2007, 0% 4/1/27	1,850,000	1,627,185
Fort Bragg Calif Unified School District Series 2007, 0% 8/1/30 (AMBAC Insured)	1,000,000	782,309
Fullerton Pub. Fing. Auth. Series 2021 A:
4% 2/1/24	240,000	240,552
4% 2/1/25	235,000	237,008
4% 2/1/26	210,000	213,280
4% 2/1/27	230,000	235,610
4% 2/1/28	230,000	237,084
4% 2/1/30	385,000	400,735
Garvey School District Series 2000 B, 0% 8/1/30	1,625,000	1,244,816
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
0% 6/1/26 (Escrowed to Maturity)	500,000	459,116
0% 6/1/27 (Escrowed to Maturity)	5,000,000	4,463,184
Series 2017 A1:
5% 6/1/25 (Escrowed to Maturity)	285,000	294,246
5% 6/1/26 (Escrowed to Maturity)	1,000,000	1,053,273
5% 6/1/28 (Pre-Refunded to 6/1/27 @ 100)	1,805,000	1,942,240
Kingsburg Calif Jt Union High School Series 2008, 0% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,170,000	847,821
Long Beach Unified School District:
Series 1999 G, 0% 8/1/29 (Assured Guaranty Corp. Insured)	3,995,000	3,271,143
Series D1, 0% 8/1/29	1,915,000	1,527,502
Los Angeles County Dev. Authorities Bonds Series 2023 C, 3.75%, tender 12/1/26 (b)	3,000,000	2,985,808
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(LACMA Bldg. for the Permanent Collection Proj.) Series 2020 A, 5% 12/1/27	3,375,000	3,668,897
Series 2022 G:
5% 12/1/25	1,500,000	1,563,018
5% 12/1/26	1,750,000	1,862,464
5% 12/1/27	1,875,000	2,038,276
5% 12/1/28	1,625,000	1,800,576
Los Angeles Dept. Arpt. Rev.:
Series 2019 C:
5% 5/15/25	190,000	195,842
5% 5/15/25 (Escrowed to Maturity)	75,000	77,365
Series 2020 A, 5% 5/15/25	5,015,000	5,169,192
Series 2020 B, 5% 5/15/26	7,000,000	7,391,996
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2022 E, 5% 7/1/25	6,000,000	6,208,710
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	465,000	419,526
Series 2020 C, 5% 7/1/26	5,670,000	5,997,035
Series A:
5% 7/1/24	435,000	441,830
5% 7/1/25	3,365,000	3,482,052
Series C, 5% 7/1/25	655,000	665,045
Series M1, 5% 7/1/25	300,000	310,436
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A:
5% 10/1/29	4,750,000	5,234,368
5% 10/1/30	5,000,000	5,576,645
Mendocino-Lake Cmnty. Clge District Series 2015 B, 0% 8/1/38 (Pre-Refunded to 8/1/25 @ 52.824)	3,240,000	1,603,342
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/30	1,200,000	1,277,687
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,475,507
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,556,161
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,629,755
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/24	2,850,000	2,759,018
Mount Diablo Unified School District Series 2022 B, 4% 8/1/27	3,000,000	3,117,272
Napa Valley Cmnty. Cllge District Series 2002 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	894,227
Napa Valley Unified School District Series 2010 A, 0% 8/1/27	2,065,000	1,798,086
Newport Mesa Unified School District Series 2007, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,915,000	3,229,935
Northern California Energy Auth. Bonds Series 2018, 4%, tender 7/1/24 (b)	10,000,000	9,984,581
Oakland Unified School District Alameda County:
Series 2015 A:
5% 8/1/24	1,900,000	1,926,583
5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	2,400,000	2,435,943
Series 2016:
5% 8/1/26	1,725,000	1,809,738
5% 8/1/29	940,000	989,999
Orange County Trans. Auth. (I-405 Impt. Proj.) Series 2021, 5% 10/15/24 (Escrowed to Maturity)	5,000,000	5,103,123
Palm Springs Unified School District Series 2016 A, 1.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	1,895,000	1,516,943
Palmdale School District Series 2002, 0% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,246,480
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,255,000	2,119,053
Palomar Cmnty. College District Series 2010 B, 0% 8/1/29	1,015,000	817,698
Palomar Health Calif Ctfs. Prtn. Series 2017:
5% 11/1/23	300,000	300,401
5% 11/1/24	300,000	303,209
5% 11/1/25	350,000	354,579
5% 11/1/26	475,000	485,190
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,026,166
5% 11/1/26	1,875,000	1,915,224
Palomar Pomerado Health Series 2009 A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	800,000	597,961
Pasadena Unified School District Gen. Oblig. Series 2020 C, 5% 8/1/29	1,300,000	1,456,614
Placentia-Yorba Linda Unified School District Series 2004 B, 0% 8/1/27	1,905,000	1,663,229
Poway Unified School District Series 2009, 0% 8/1/26	2,145,000	1,944,038
Poway Unified School District Pub. Fing. Series 2015 A, 5% 9/1/23	1,345,000	1,345,000
Richmond Wastewtr. Rev. Series 2019 B:
5% 8/1/24	730,000	740,540
5% 8/1/25	1,950,000	2,011,579
Rio Hondo Cmnty. College District Series 2010 C, 0% 8/1/29	1,800,000	1,463,626
Robla School District Series 2007, 0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,235,000	1,682,267
Sacramento City Unified School District:
Series 2007:
0% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,455,000	1,284,970
0% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	500,000	427,378
Series 2014, 5% 7/1/25	50,000	50,510
Series 2021:
4% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,003,763
4% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,200,000	1,211,699
4% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,100,000	1,119,752
4% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	350,000	359,328
4% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	625,000	646,499
4% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	250,000	259,938
Series 2022:
5% 7/1/26 (Build America Mutual Assurance Insured)	1,415,000	1,490,711
5% 7/1/27 (Build America Mutual Assurance Insured)	1,825,000	1,963,204
5% 7/1/28 (Build America Mutual Assurance Insured)	2,250,000	2,470,338
5% 7/1/29 (Build America Mutual Assurance Insured)	2,750,000	3,073,709
5% 7/1/30 (Build America Mutual Assurance Insured)	1,575,000	1,790,812
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/24 (Escrowed to Maturity)	675,000	684,991
5% 7/1/25	605,000	624,196
Series 2018 B, 5% 7/1/25	2,040,000	2,104,727
Series 2018 D, 5% 7/1/24	400,000	405,594
Series 2018 E, 5% 7/1/28	745,000	817,604
Series 2020:
5% 7/1/24 (Escrowed to Maturity)	730,000	738,131
5% 7/1/25	1,045,000	1,078,157
5% 7/1/26	370,000	389,695
5% 7/1/27	830,000	892,543
5% 7/1/28	700,000	768,218
Sacramento Muni. Util. District Elec. Rev. Bonds:
Series 2019 B, 5%, tender 10/15/25 (b)	1,920,000	1,963,338
Series 2023 D, 5%, tender 10/15/30 (b)	6,000,000	6,698,399
Sacramento TOT Rev.:
Series 2018 A, 5% 6/1/31	500,000	540,427
Series A, 5% 6/1/26	900,000	935,899
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A, 1.8% 11/15/27	365,000	334,278
San Diego California Assn. Govts. South Bay (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/24	1,415,000	1,431,910
5% 7/1/26	1,450,000	1,517,966
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2019 A, 5% 7/1/24	45,000	45,670
Series 2020 B, 5% 7/1/29	1,025,000	1,145,071
San Diego County Wtr. Auth. Rev. Series 2021 A, 5% 5/1/25	1,050,000	1,082,718
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B, 5% 10/15/25	1,605,000	1,668,769
San Jacinto Unified School District Series 2014, 5% 8/1/24 (Assured Guaranty Muni. Corp. Insured)	750,000	760,225
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/26 (Escrowed to Maturity)	7,300,000	6,765,671
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/23	900,000	900,893
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,505,000	3,180,986
San Mateo Unified School District:
(Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,859,094
Series 2013 A, 5% 9/1/33 (Pre-Refunded to 9/1/23 @ 100)	815,000	815,000
San Pablo Redev. Agcy. Series 2014 A, 5% 6/15/24 (Assured Guaranty Muni. Corp. Insured)	100,000	101,168
Santa Barbara Fing. Auth. (Arpt. Proj.) Series 2019, 5% 4/1/25	1,250,000	1,285,969
Santa Monica Cmnty. College District Gen. Oblig. Series 2004 B, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	255,374
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/26 (AMBAC Insured)	11,165,000	10,103,123
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	7,325,000	6,923,485
Stockton Pub. Fing. Auth. Wtr. Rev. Series 2018 A:
5% 10/1/24	700,000	711,793
5% 10/1/25	750,000	775,211
5% 10/1/26	1,000,000	1,053,347
5% 10/1/27	1,000,000	1,073,814
Successor Agcy. to the Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (Assured Guaranty Muni. Corp. Insured)	125,000	126,563
5% 9/1/26 (Assured Guaranty Muni. Corp. Insured)	3,610,000	3,754,864
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/27	500,000	527,427
Turlock Irrigation District Rev. Series 2020:
5% 1/1/25	4,760,000	4,870,059
5% 1/1/26	4,995,000	5,209,250
Univ. of California Revs.:
Series 2023 BM:
5% 5/15/28	3,000,000	3,299,081
5% 5/15/29	2,350,000	2,634,021
Series 2023 BN, 5% 5/15/29	5,000,000	5,604,300
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/24	1,150,000	1,153,217
5% 1/1/26	500,000	510,174
5% 1/1/28	1,000,000	1,041,712
Vernon Elec. Sys. Rev.:
Series 2021 A:
5% 4/1/24	1,100,000	1,105,564
5% 4/1/26	1,000,000	1,022,379
5% 4/1/28	1,500,000	1,568,355
Series 2022 A:
5% 8/1/24	700,000	705,616
5% 8/1/25	500,000	507,733
5% 8/1/26	600,000	615,877
5% 8/1/29	1,055,000	1,117,146
Washington Township Health Care District Rev.:
Series 2019 A:
5% 7/1/24	500,000	502,942
5% 7/1/25	500,000	505,681
5% 7/1/26	935,000	953,740
5% 7/1/27	1,090,000	1,120,363
Series A:
5% 7/1/24	200,000	201,177
5% 7/1/25	200,000	202,798
5% 7/1/26	250,000	256,886
5% 7/1/27	375,000	388,393
5% 7/1/28	400,000	418,197
5% 7/1/29	350,000	368,288
West Contra Costa Unified School District:
Series 2004 C, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	530,000	460,610
Series E:
4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	506,536
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	650,000	675,409
4% 8/1/27 (Assured Guaranty Muni. Corp. Insured)	600,000	623,454
Series F, 4% 8/1/25 (Assured Guaranty Muni. Corp. Insured)	400,000	405,229
Westminster School District Series 2009 A1, 0% 8/1/25 (Assured Guaranty Corp. Insured)	925,000	863,878
TOTAL CALIFORNIA		527,647,990
Puerto Rico - 0.9%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2022 A, 5% 7/1/28 (c)	1,500,000	1,533,398
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/24	975,589	939,933
5.625% 7/1/27	200,000	208,377
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth.:
(Hosp. Auxilio Mutuo Obligated Group Proj.) Series 2021, 5% 7/1/28	1,035,000	1,084,865
Series 2021:
5% 7/1/24	70,000	70,542
5% 7/1/25	95,000	96,579
5% 7/1/26	100,000	102,593
5% 7/1/27	650,000	673,915
TOTAL PUERTO RICO		4,710,202
TOTAL MUNICIPAL BONDS (Cost $553,355,110)		532,358,192

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund 4.43% (e)(f) (Cost $6,224,000)	6,221,511	6,224,000

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $559,579,110)	538,582,192
NET OTHER ASSETS (LIABILITIES) - 0.8%	4,344,202
NET ASSETS - 100.0%	542,926,394

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,775,604 or 2.0% of net assets.

(d)	Level 3 security
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Tax-Free Cash Central Fund 4.43%	-	73,690,000	67,466,000	69,214	-	-	6,224,000	0.6%
Total	-	73,690,000	67,466,000	69,214	-	-	6,224,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	532,358,192	-	531,753,992	604,200

Money Market Funds	6,224,000	6,224,000	-	-
Total Investments in Securities:	538,582,192	6,224,000	531,753,992	604,200
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $553,355,110)	$532,358,192
Fidelity Central Funds (cost $6,224,000)	6,224,000

Total Investment in Securities (cost $559,579,110)		$538,582,192
Cash		164,161
Receivable for fund shares sold		285,798
Interest receivable		5,056,776
Distributions receivable from Fidelity Central Funds		38,386
Other receivables		434
Total assets		544,127,747
Liabilities
Payable for fund shares redeemed	$814,960
Distributions payable	238,628
Accrued management fee	91,033
Other affiliated payables	44,978
Other payables and accrued expenses	11,754
Total Liabilities		1,201,353
Net Assets		$542,926,394
Net Assets consist of:
Paid in capital		$569,340,412
Total accumulated earnings (loss)		(26,414,018)
Net Assets		$542,926,394
Net Asset Value, offering price and redemption price per share ($542,926,394 ÷ 53,652,418 shares)		$10.12

Statement of Operations
		Six months ended August 31, 2023 (Unaudited)
Investment Income
Interest		$5,456,806
Income from Fidelity Central Funds		69,214
Total Income		5,526,020
Expenses
Management fee	$632,141
Transfer agent fees	272,770
Accounting fees and expenses	11,709
Custodian fees and expenses	2,484
Independent trustees' fees and expenses	948
Registration fees	500
Audit	7,480
Legal	5
Miscellaneous	3,031
Total expenses before reductions	931,068
Expense reductions	(69,423)
Total expenses after reductions		861,645
Net Investment income (loss)		4,664,375
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(885,148)
Total net realized gain (loss)		(885,148)
Change in net unrealized appreciation (depreciation) on investment securities		1,188,515
Net gain (loss)		303,367
Net increase (decrease) in net assets resulting from operations		$4,967,742
Statement of Changes in Net Assets

	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,664,375	$8,482,190
Net realized gain (loss)	(885,148)	(4,132,134)
Change in net unrealized appreciation (depreciation)	1,188,515	(20,793,046)
Net increase (decrease) in net assets resulting from operations	4,967,742	(16,442,990)
Distributions to shareholders	(4,628,030)	(8,434,977)

Share transactions
Proceeds from sales of shares	65,154,054	262,067,797
Reinvestment of distributions	3,310,789	6,263,011
Cost of shares redeemed	(96,716,547)	(377,399,296)

Net increase (decrease) in net assets resulting from share transactions	(28,251,704)	(109,068,488)
Total increase (decrease) in net assets	(27,911,992)	(133,946,455)

Net Assets
Beginning of period	570,838,386	704,784,841
End of period	$542,926,394	$570,838,386

Other Information
Shares
Sold	6,411,655	25,771,112
Issued in reinvestment of distributions	325,502	615,786
Redeemed	(9,507,872)	(37,063,475)
Net increase (decrease)	(2,770,715)	(10,676,577)

Financial Highlights
Fidelity® California Limited Term Tax-Free Bond Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$10.50	$10.81	$10.87	$10.58	$10.49
Income from Investment Operations
Net investment income (loss) B,C	.084	.143	.132	.157	.182	.184
Net realized and unrealized gain (loss)	- D	(.380)	(.309)	(.040)	.290	.090
Total from investment operations	.084	(.237)	(.177)	.117	.472	.274
Distributions from net investment income	(.084)	(.143)	(.132)	(.157)	(.181)	(.184)
Distributions from net realized gain	-	-	(.001)	(.020)	(.001)	-
Total distributions	(.084)	(.143)	(.133)	(.177)	(.182)	(.184)
Net asset value, end of period	$10.12	$10.12	$10.50	$10.81	$10.87	$10.58
Total Return E,F	.83%	(2.26)%	(1.66)%	1.09%	4.50%	2.64%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.33% I,J	.48%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.31% I	.35%	.35%	.35%	.35%	.35%
Expenses net of all reductions	.30% I	.35%	.35%	.35%	.35%	.35%
Net investment income (loss)	1.65% I	1.41%	1.23%	1.45%	1.70%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$542,926	$570,838	$704,785	$775,453	$751,973	$730,594
Portfolio turnover rate K	23% I	23%	18%	19%	31%	33%

AFor the year ended February 29.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DAmount represents less than $.0005 per share.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JProxy expenses are not annualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023

1. Organization.
Fidelity California Limited Term Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$169,469
Gross unrealized depreciation	(21,114,295)
Net unrealized appreciation (depreciation)	$(20,944,826)
Tax cost	$559,527,018

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,181,429)
Long-term	(3,451,644)
Total capital loss carryforward	$(4,633,073)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and  in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity California Limited Term Tax-Free Bond Fund	63,305,269	89,289,723
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective April 1, 2023, the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as proxy and shareholder meeting expenses.

Prior to April 1, 2023, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased.

For the reporting period, the total annualized management fee rate was .22% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .10% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity California Limited Term Tax-Free Bond Fund	-A

A Amount represents less than .005%.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Limited Term Tax-Free Bond Fund	3,700,000	3,830,552	(58,507)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
Amount
Fidelity California Limited Term Tax-Free Bond Fund	$292
7. Expense Reductions.
Effective April 1, 2023, the investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .30% of average net assets. This reimbursement will remain in place through June 30, 2024. The voluntary expense limitation prior to April 1, 2023 was .35%. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $64,153.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $985.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $4,285.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® California Limited Term Tax-Free Bond Fund	.31%
Actual		$ 1,000	$ 1,008.30	$ 1.56
Hypothetical-B		$ 1,000	$ 1,023.58	$ 1.58

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity California Limited Term Tax-Free Bond Fund

At its March 2023 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for the fund (the Amended Contract) that will charge a flat management fee covering fund-level expenses of 20 basis points. As a result, the Amended Contract will decrease the management fee paid by the fund by approximately 15 basis points, effective April 1, 2023. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board previously received and considered materials relating to the nature, extent and quality of services provided by FMR to the fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family and the investment performance of the fund in connection with the annual renewal of the fund's current management contract (Current Management Contract). At its September 2022 meeting, the Board concluded that the nature, extent and quality of the services to be provided to the fund under the Current Management Contract should continue to benefit the fund's shareholders. In connection with its approval of the Amended Contract at its March 2023 meeting, the Board noted that such approval would not change the fund's portfolio managers, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to the fund under the Amended Contract will continue to benefit the fund's shareholders.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes at the current management fee and expense levels in connection with the annual renewal of the Current Management Contract. Based on its review, the Board concluded at its September 2022 meeting that the fund's current management fee and the total expense ratio of the fund are fair and reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
In reviewing the Amended Contract, the Board considered the fund's proposed management fee rate out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of the fund. The Board considered that the Amended Contract will decrease the management fee paid by the fund by approximately 15 basis points, based on the average group assets for December 2022. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total net expense ratio of the fund is below the median of those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.
The Board also noted that, in conjunction with the approval of the lower management fee rate under the Amended Contract, FMR has contractually agreed to reimburse the fund to the extent that total operating expenses (with certain exceptions), as a percentage of its average net assets exceed 30 basis points through June 30, 2024.
Based on its review, the Board concluded that the fund's management fee and projected total expense ratio continue to be fair and reasonable in light of the services that the fund receives and the other factors considered.
Costs of the Services and Profitability. The Board considered that it previously reviewed information regarding the revenues earned, the expenses incurred by Fidelity in providing services to the fund and the level of Fidelity's profitability. At its September 2022 meeting, the Board concluded that it was satisfied that the profitability of Fidelity in connection with the operation of the fund was not excessive. Because the Board was approving an arrangement under which the management fees were being reduced, the Board did not consider Fidelity's costs of services, revenues, or profitability to be significant factors in its decision to approve the Amended Contract.
Economies of Scale. The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its September 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. In connection with the approval of the fund's Amended Contract, the Board did not consider economies of scale because the proposed fee arrangement lowers the fund's management fee and FMR will continue to contractually limit expenses. The Board will continue to review economies of scale in connection with its consideration of future renewals of the Amended Contract.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structure is fair and reasonable, and that the fund's Amended Contract should be approved.

1.817080.117
CSI-SANN-1023

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 23, 2023